Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	31
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:	$1,148,453,622.72

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%	February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%	January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%	July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%	August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%	August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%	August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%	July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$122,223,382.01	0.3512166	$104,193,906.69	0.2994078	$18,029,475.32
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$315,063,382.01	0.2764102	$297,033,906.69	0.2605926	$18,029,475.32

Weighted Avg. Coupon (WAC)	3.23%		3.24%
Weighted Avg. Remaining Maturity (WARM)	31.32		30.43
Pool Receivables Balance	$343,053,276.55		$324,304,308.63
Remaining Number of Receivables	35,671		34,566

Adjusted Pool Balance	$332,290,186.35		$314,260,711.04

III. COLLECTIONS

Principal:
Principal Collections	$18,232,223.27
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$381,181.11
Total Principal Collections	$18,613,404.38

Interest:
Interest Collections	$918,279.22
Late Fees & Other Charges	$39,774.68
Interest on Repurchase Principal	$-
Total Interest Collections	$958,053.90

Collection Account Interest	$6,223.64
Reserve Account Interest	$1,001.74
Servicer Advances	$-

Total Collections	$19,578,683.66

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	31
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$19,578,683.66
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$19,578,683.66

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$285,877.73	$-	$285,877.73	$285,877.73
Collection Account Interest					$6,223.64
Late Fees & Other Charges					$39,774.68
Total due to Servicer					$331,876.05

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$80,463.73		$80,463.73
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$207,942.73		$207,942.73	$207,942.73

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$18,903,587.88

9. Regular Principal Distribution Amount:					$18,029,475.32

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$18,029,475.32
Class A-4 Notes				$-
Class A Notes Total:		$18,029,475.32		$18,029,475.32
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$18,029,475.32		$18,029,475.32

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					874,112.56

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,763,090.20
Beginning Period Amount	$10,763,090.20
Current Period Amortization	$719,492.60
Ending Period Required Amount	$10,043,597.59
Ending Period Amount	$10,043,597.59
Next Distribution Date Required Amount	$9,350,749.23

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	5.18%	5.48%	5.48%

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	31
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.43%	34,024	97.64%	$316,648,784.06
30 - 60 Days	1.26%	434	1.90%	$6,169,657.49
61 - 90 Days	0.28%	98	0.41%	$1,345,861.66
91-120 Days	0.03%	10	0.04%	$140,005.42
121 + Days	0.00%	0	0.00%	$-
Total		34,566		$324,304,308.63

Delinquent Receivables 30+ Days Past Due
Current Period	1.57%	542	2.36%	$7,655,524.57
1st Preceding Collection Period	1.46%	522	2.22%	$7,619,692.07
2nd Preceding Collection Period	1.44%	531	2.19%	$7,951,044.63
3rd Preceding Collection Period	1.23%	467	1.86%	$7,133,784.34
Four-Month Average	1.43%		2.16%

Repossession in Current Period		25		$412,359.93
Repossession Inventory		57		$253,322.38

Current Charge-Offs
Gross Principal of Charge-Offs				$516,744.65
Recoveries				$(381,181.11)
Net Loss				$135,563.54

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.47%

Average Pool Balance for Current Period				$333,678,792.59

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.49%
1st Preceding Collection Period				1.23%
2nd Preceding Collection Period				0.43%
3rd Preceding Collection Period				-0.03%
Four-Month Average				0.53%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	43	1,676	$26,571,943.25
Recoveries	47	1,484	$(14,768,351.19)
Net Loss			$11,803,592.06
Cumulative Net Loss as a % of Initial Pool Balance			0.99%

Net Loss for Receivables that have experienced a Net Loss *	32	1,403	$11,848,820.47
Average Net Loss for Receivables that have experienced a Net Loss			$8,445.35

Principal Balance of Extensions			$1,650,125.46
Number of Extensions			117

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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